UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.
Seligman Municipal Series Trust
Schedules of Investments (unaudited)
December 31, 2007

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	California Department of Veterans Affairs Rev. (Home Purchase), 5.50% due 12/1/2018*	Aa2	$1,021,080
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031ø	A1	2,127,180
1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,513,824
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	747,150
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,208,530
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,794,990
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,283,146
650,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	661,264
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,520,675
1,000,000	California State GOs, 5.25% due 2/1/2025	A1	1,043,650
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,578,175
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,492,335
2,475,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,500,171
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	3,421,290
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,002,640
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	2,005,060

Total Investments — 98.7%			32,921,160

Other Assets Less Liabilities — 1.3%			427,513

Net Assets — 100.0%			$33,348,673

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value

$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	$3,084,540
1,315,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 11/1/2025	Aaa	1,391,349
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,059,130
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,113,460
235,000	California State GOs, 5.375% due 10/1/2027ø	A1	249,168
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	498,336
3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,490,987
1,750,000	California State University System Rev., 5% due 11/1/2027	Aaa	1,844,640
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,435,536
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,028,600
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,740,025
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,042,660
3,000,000	Orange County, CA Local Transportation Authority Rev. (Measure M Sales Tax), 6% due 2/15/2009	Aaa	3,097,290
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,061,240
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	532,905
1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aaa	1,553,562

Total Municipal Bonds — 79.6%			31,223,428

	Short-Term Holdings

500,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	500,000
1,705,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,705,000
600,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	600,000
300,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	300,000
900,000	New York City, NY GOs, VRDN, due 11/1/2024	VMIG 1	900,000
300,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	300,000
2,720,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028ø	Aaa	2,774,563

Total Short-Term Holdings — 18.0%			7,079,563

Total Investments — 97.6%			38,302,991

Other Assets Less Liabilities — 2.4%			951,401

Net Assets — 100.0%			$39,254,393

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,029,180
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,859,060
65,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	65,113
325,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	329,267
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,518,600
1,000,000	Florida State Board of Education GOs (Public Education Capital Outlay), 5% due 6/1/2025	Aa1	1,053,700
2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aaa	2,106,500
1,000,000	Marion County, FL Hospital District Health System Rev. (Monroe Regional Health System), 5% due 10/1/2029	A2	975,320
1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	A2	2,094,754
10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	10,488
1,000,000	Ocala, FL Utility Systems Rev., 5% due 10/1/2024	Aaa	1,053,580
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,913,677
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,209,000
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	Aaa	1,112,488
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019ø	Aaa	232,608
600,000	South Florida Water Management District Certificates of Participation Rev. (Master Lease Purchase Agreement), 5% due 10/1/2026	Aaa	619,704
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	Aaa	1,042,380
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	Aaa	1,910,300

Total Municipal Bonds — 92.7%			23,135,719

	Short-Term Holdings

395,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	395,000
500,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	500,000
500,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	500,000

Total Short-Term Holdings — 5.6%			1,395,000

Total Investments — 98.3%			24,530,719

Other Assets Less Liabilities — 1.7%			415,175

Net Assets — 100.0%			$24,945,894

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$1,337,600
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	726,155
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,076,520
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,323,987
750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa	804,788
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	770,670
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡	235,545
250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	260,103
135,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	140,156
500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa	540,315
500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	501,615
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,915,252
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,088,290
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2	1,043,650
750,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	786,412
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	268,453

Total Municipal Bonds — 95.5%			12,819,511

	Short-Term Holdings

200,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	200,000
200,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	200,000

Total Short-Term Holdings — 3.0%			400,000

Total Investments — 98.5%			13,219,511

Other Assets Less Liabilities — 1.5%			203,694

Net Assets — 100.0%			$13,423,205

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN –	Variable rate demand notes.

Seligman Municipal Series Trust
Notes to Schedules of Investments (unaudited)
December 31, 2007

1.

Organization – Seligman Municipal Series Trust (the “Trust”) consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.”

2.

Security Valuation and Risk – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Trust’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2007, the interest rates paid on these notes ranged from 3.50% to 3.75%.

Fixed-income securities owned by the Funds are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

3.

Federal Tax Information – At December 31, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation

California High-Yield	$31,551,937	$1,416,573	$47,350	$1,369,223

California Quality	36,816,856	1,513,398	27,263	14,861,135

Florida	23,580,496	980,632	30,409	950,223

North Carolina	12,358,565	866,948	6,002	860,946

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 25, 2008

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.